Pensions and other post-employment benefit plans (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pensions and other post-employment benefit plans
Employer matching contribution, percentage	5.00%
Net liability	€ 0
Gross liability	464	€ 255
Plan assets	464	€ 255
Belgian defined contribution plan
Pensions and other post-employment benefit plans
Gross liability	500
Plan assets	€ 500